Related Parties - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jun. 30, 2021	Mar. 31, 2021
Related Party Transaction [Line Items]
Notes issued, related parties	$ 12,000		$ 12,000		$ 12,000	$ 13,000
Property and equipment purchases			119,600	$ 65,000	96,700	46,400	$ 12,100
Operating lease right of use assets	45,753		45,753		30,076	22,045		$ 40,022	$ 32,881
Expenses recognized for related party leases	$ 900	$ 900	2,400	$ 2,600
Property, Plant and Equipment [Member]
Related Party Transaction [Line Items]
Operating lease right of use assets					15,400	18,900
Lease Liabilities [Member]
Related Party Transaction [Line Items]
Operating lease right of use assets					1,800	1,800
Accounts Payable
Related Party Transaction [Line Items]
Property and equipment purchases			$ 14,700		$ 10,400	$ 6,500